Expense Example - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480